ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

9.                       ACQUIRED INTANGIBLE ASSETS, NET

The costs and accumulated amortization of acquired intangible assets were as follows:

	As of December 31,
	2011	2012
Intangible assets not subject to amortization:
Domain name	562	567
Intangible assets subject to amortization:
Customer relationship	3,958	3,999
Operating licenses	1,458	1,004
Complete technology	2,908	2,938
Contract backlog	299	302
Non-compete agreement	272	275
Content copyright	20	20
Partnership agreement	3,349	3,384
Total intangible assets	12,826	12,489
Less: Accumulated amortization
Customer relationship	(2,201)	(2,878)
Operating licenses	(967)	(516)
Complete technology	(1,093)	(1,611)
Contract backlog	(299)	(302)
Non-compete agreements	(198)	(250)
Content copyright	(20)	(20)
Partnership agreement	(562)	(1,271)
Accumulated amortization	(5,340)	(6,848)
Less: Accumulated impairment
Domain name	(36)	(36)
Customer relationship	(113)	(114)
Operating licenses	(473)	(478)
Non-compete agreements	(9)	(9)
Accumulated impairment	(631)	(637)
Intangible assets, net	6,855	5,004

The indefinite-lived intangible asset is the domain name of www.mapabc.com which was acquired in the acquisition of MapABC Technology in 2006. The domain name can be renewed indefinitely without significant cost.

The Group recorded an amortization expense for acquired intangible assets of $403, $1,778 and $1,932 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group expects to record an amortization expense of $1,641, $1,538, $1,294 and $nil for the years of 2013, 2014, 2015 and 2016 and thereafter, respectively.

The Group recorded an impairment loss for the acquired intangible assets of $nil, $19 and $nil for the years ended December 31, 2010, 2011 and 2012, respectively. In 2011, the impairment loss of $19 was related to certain intangible assets held by Yadao Ads and Yadao Media since the Group estimated the expected future cash flows associated with these assets were insufficient to recover their carrying values.